Commitments (Additional Information) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitment Contingencies Disclosure [Line Items]
Lease Expiration Date	Sep. 30, 2014
Sale Leaseback Transaction, Monthly Rental Payments	$ 4,200
Operating Leases, Rent Expense	$ 104,766	$ 176,830